Reinsurance and Policy Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Amounts Ceded Under Reinsurance Agreements, Effects of Reinsurance	Amounts ceded to EquiTrust, Athene, North End Re and AeBe under these agreements are as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Consolidated Statements of Operations
Annuity product charges	$49,093	$20,351	$7,021
Change in fair value of derivatives	(184,388)	140,641	43,080
	$(135,295)	$160,992	$50,101

Interest sensitive and index product benefits	$103,542	$303,035	$152,485
Change in fair value of embedded derivatives	81,907	(76,915)	4,352
Other operating costs and expenses	18,318	16,440	17,663
	$203,767	$242,560	$174,500
Consolidated Statements of Cash Flows
Annuity deposits	$(982,176)	$(424,819)	$(35,667)
Cash payments to policyholders	1,029,667	984,260	466,311
	$47,491	$559,441	$430,644